SCUDDER
                                                                     INVESTMENTS





Scudder Retirement Fund -- Series VI       Scudder Target 2011 Fund
Scudder Retirement Fund -- Series VII      Scudder Target 2012 Fund
Scudder Target 2010 Fund                   Scudder Target 2013 Fund
                                           Scudder Target 2014 Fund

Supplement to the currently effective prospectuses of each of the listed funds

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The following information revises similar disclosure for each of the above funds in "The portfolio managers" section of the prospectuses.


The following people handle the day-to-day management of each fund.

Theresa Gusman                        William Chepolis, CFA
Managing Director of Deutsche         Managing Director of Deutsche Asset
Asset Management and Lead             Management and Portfolio Manager of
Portfolio Manager of the              the funds.
funds.                                 o Joined Deutsche Asset Management in
 o Joined Deutsche Asset                 1998 after 13 years of experience as
   Management in 1995 and the            vice president and portfolio manager
   funds in 2005.                        for Norwest Bank where he managed
 o Head of Americas Large Cap            the bank's fixed income and foreign
   Core Team and Global                  exchange portfolios.
   Commodities Team: New York.         o Senior Mortgage Backed Portfolio
 o Over 22 years of investment           Manager: New York.
   industry experience.                o Joined the funds in 2005.
 o BA, State University of New         o BIS, University of Minnesota.
   York -- Stony Brook.
                                      Gregory Y. Sivin, CFA
Sal Bruno                             Vice President of Deutsche Asset
Director of Deutsche Asset            Management and Portfolio Manager
Management and Portfolio              of the funds.
Manager of the funds.                  o Joined Deutsche Asset Management
 o Joined Deutsche Asset                 in 2000 and the funds in 2005.
   Management in 1991 and the          o Head of the equity portfolio
   funds in 2005.                        analytics team for active equity:
 o Portfolio Manager for Large           New York.
   Cap Core Equity: New York.          o Previously, six years of experience
 o BS, Cornell University; MBA,          as senior associate/quantitative
   New York University, Stern            analyst of small cap research for
   School of Business.                   Prudential Securities, group
                                         coordinator/research analyst in the
                                         investment banking division for
                                         Goldman Sachs & Co. and senior
                                         actuarial assistant in the
                                         commercial property group for
                                         Insurance Services Office.
                                       o BS, State University of New York --
                                         Stony Brook.

               Please Retain This Supplement for Future Reference



October 21, 2005